Information About the Company	6 Months Ended
Jun. 30, 2020
Information About Company
Information About the Company

Information about the company

Biofrontera AG (www.biofrontera.com), registered in the commercial register of Cologne District Court, Department B under No. 49717, together with its wholly owned subsidiaries Biofrontera Bioscience GmbH, Biofrontera Pharma GmbH, Biofrontera Development GmbH, Biofrontera Neuroscience GmbH, all with head office at Hemmelrather Weg 201, 51377 Leverkusen, Germany, as well as the Spanish branch operation Biofrontera Pharma GmbH sucursal en España based in Cornellá de Llobregat, and Biofrontera Inc., which is based in Woburn, Massachusetts, U.S., research, develop and market dermatological products.